Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Operating loss carryforwards without expiration date		$ 236,000
Valuation allowance		54,220	$ 23,999	$ 9,026	$ 11,349
Valuation allowance, increase (decrease), amount		30,221
Undistributed earnings of foreign subsidiaries		$ 8,020
Effective income tax rate		45.10%	0.20%	13.00%
Income tax rate		21.00%	21.00%	21.00%
Income tax (expense) benefit		$ 21,309	$ (230)	$ (21,438)
Unrecognized tax benefits		41,925	45,865	32,906	$ 0
Interest and penalties		22,918	23,434
Interest expenses		$ 5,687	4,555	1,128
Income tax credits and adjustments	$ 1,649
Administración Federal de Ingresos Públicos
Income Tax [Line Items]
Income tax benefits per share		$ 0.01
Secretariat of the Federal Revenue Bureau of Brazil
Income Tax [Line Items]
Income tax (expense) benefit		$ (6,800)
Income tax benefits per share		$ 0.09
Net Operating Loss Carryforwards, Not Likely To Be Realized
Income Tax [Line Items]
Valuation allowance		$ 146,855
Argentina
Income Tax [Line Items]
Income tax (expense) benefit		$ 800	$ (300)	$ (2,100)